Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	27.99%	20.68%	19.24%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	33.79%	21.20%	19.23%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	35.46%	21.82%	19.65%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	36.28%	22.55%	20.33%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	36.15%	22.42%	20.24%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	35.80%	22.12%	19.95%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	34.79%	21.20%	19.23%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent	36.11%	22.82%	18.68%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	36.11%	22.78%	19.17%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent	36.11%	22.82%	18.68%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	36.11%	22.78%	19.17%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent	36.11%	22.82%	18.68%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	36.11%	22.78%	19.17%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent	36.11%	22.82%	18.68%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	36.11%	22.78%	19.17%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent	36.11%	22.82%	18.68%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	36.11%	22.78%	19.17%